Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value
The following items are measured at fair value on a recurring basis subject to the disclosure requirements of accounting standards pertaining to the fair value measurements at December 31, 2025 (in thousands):

		Fair Value Measurements at
		December 31, 2025
	Total	(Level 1)	(Level 2)	(Level 3)
Investments
Registered Investment Companies	$2,258,639	$2,258,639	$—	$—
Common Stock	582,677	582,677	—	—
Self Directed Brokerage Window	390,391	390,391	—	—
Total Assets in the Fair Value Hierarchy	3,231,707	3,231,707	—	—
Common Collective Trusts, Net Asset Value*	13,633,116	—	—	—
Pooled Separate Account, Net Asset Value*	675,100	—	—	—
Total Investments at Fair Value	$17,539,923	$3,231,707	$—	$—

		Fair Value Measurements at
		December 31, 2024
	Total	(Level 1)	(Level 2)	(Level 3)
Investments
Registered Investment Companies	$2,199,187	$2,199,187	$—	$—
Common Stock	594,778	594,778
Self Directed Brokerage Window	257,931	257,931	—	—
Total Assets in the Fair Value Hierarchy	3,051,896	3,051,896	—	—
Common Collective Trusts, Net Asset Value*	12,553,235	—	—	—
Total Investments at Fair Value	$15,605,131	$3,051,896	$—	$—

* In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. For the Plan this would include the common collective trust investments and pooled separate account, which may invest in underlying collective investment trusts. The Vanguard and Capital Group EuroPacific Growth common collective trust investments are redeemed on a daily basis and do not have any redemption restrictions. The Capital Group EuroPacific Growth separate account will initiate termination disbursements no later than 90 days after the date all information necessary to make the disbursement is received, or 90 days after all outstanding expenses are paid. The Harbor Capital common collective trust requires a five day notice period to be received by the Trustee for redemptions, less than or equal to twenty percent of the Trust's investment in the fund. For redemptions greater than twenty percent of the Trust's investment in the fund, a 15-day notice period is required. The FIAM Small Cap Core Class common collective trust requires a 15-day notice period. The Wellington CIF II Core Bond Plus Trust is redeemed daily and does not have any redemption restrictions. Additionally, there are no unfunded commitments.